Unit activity (Details)						1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 09, 2022 shares	Aug. 11, 2022 shares	May 12, 2022 shares	Feb. 12, 2022 shares	Nov. 10, 2021 shares	Oct. 31, 2021 shares	Sep. 30, 2021	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 07, 2021 shares
Unit activity
Conversion of Units									(208,334)
Units conversion ratio							1
Convertible Preferred Units, Beginning balance								3,541,666	3,750,000
Convertible Preferred Units, End balance								3,541,666	3,541,666
General Partner Unit
Unit activity
Units, Beginning balance								640,278	615,117
Number of units sold									25,161
Units, Ending balance								640,278	640,278
Common Units [Member]
Unit activity
Units, Beginning balance								33,708,541	32,694,094
Conversion of Units									215,292
Number of units in exchange of IDRs									673,080	673,080
Number of units sold						41,940
Units, Ending balance								34,045,081	33,708,541
Common Units [Member] | February 10, 2022: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units								84,135
Common Units [Member] | August 11, 2022: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units								84,135
Common Units [Member] | November 9, 2022: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units								84,135
Common Units [Member] | November 10, 2021: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units									84,135
Common Units [Member] | May 12, 2022: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units								84,135
Common Units [Member] | ATM October 25 2021
Unit activity
Number of units sold									10,902
Common Units [Member] | ATM October 26 2021
Unit activity
Number of units sold									31,038
Class B Units [Member]
Unit activity
Units, Beginning balance								588,945
Conversion of Units	84,135	84,135	84,135	84,135	84,135
Number of units in exchange of IDRs									673,080	673,080
Units conversion ratio	1	1	1	1	1
Units, Ending balance								252,405	588,945
Class B Units [Member] | February 10, 2022: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units								(84,135)
Class B Units [Member] | August 11, 2022: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units								(84,135)
Class B Units [Member] | November 9, 2022: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units								(84,135)
Class B Units [Member] | November 10, 2021: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units									(84,135)
Class B Units [Member] | May 12, 2022: Quarterly conversion of Class B Units
Unit activity
Partners Capital Account Conversion Units Sale Of Units								(84,135)